Consolidated Statements of Stockholders Deficit - USD ($)	Total	Class A Preferred Stock	Series A, Preferred Stock	Class A Common Stock	Additional Paid-In Capital	Non-Controlling Interest	Accumulated Deficit	Common Stock
Balance, shares at Apr. 30, 2019				6,818
Balance, amount at Apr. 30, 2019	$ (3,363,675)		$ 0	$ 6	$ 35,690,566	$ 9,871	$ (39,064,118)
Common shares issued for: Services, shares				3
Common shares issued for: Services, amount	84	$ 0		$ 0	84	0	0
Accrued expenses, shares				16,991
Accrued expenses, amount	28,387	0		$ 17	28,370	0	0
Conversion of convertible notes payable, shares				667,835
Conversion of convertible notes payable, amount	811,676	0		$ 668	811,008	0	0
Conversion of convertible notes payable - related parties, shares				643,636
Conversion of convertible notes payable - related parties, amount	355,460	0		$ 644	354,816	0	0
Preferred shares issued for services to related party, shares			1,000
Preferred shares issued for services to related party, amount	23,900		$ 1	0	23,899	0	0
Settlement of derivative liabilities	812,896	0		0	812,896	0	0
Net loss	(4,393,689)	$ 0		$ 0	0	0	(4,393,689)
Balance, shares at Apr. 30, 2020			1,000	1,335,283
Balance, amount at Apr. 30, 2020	(5,724,961)		$ 1	$ 1,335	37,721,639	9,871	(43,457,807)
Net loss	403,520						403,520
Balance, shares at Jul. 31, 2020		1,000						1,335,283
Balance, amount at Jul. 31, 2020	(5,321,441)	$ 1			37,721,639	9,871	(43,054,287)	$ 1,335
Balance, shares at Apr. 30, 2020			1,000	1,335,283
Balance, amount at Apr. 30, 2020	(5,724,961)		$ 1	$ 1,335	37,721,639	9,871	(43,457,807)
Settlement of derivative liabilities	18,612
Net loss	94,752
Balance, shares at Oct. 31, 2020		1,000						1,421,111
Balance, amount at Oct. 31, 2020	(5,554,917)	$ 1			37,796,845	9,871	(43,363,055)	$ 1,421
Balance, shares at Apr. 30, 2020			1,000	1,335,283
Balance, amount at Apr. 30, 2020	(5,724,961)		$ 1	$ 1,335	37,721,639	9,871	(43,457,807)
Common shares issued for: Services, shares				2,000
Common shares issued for: Services, amount	34,000		0	$ 2	33,998	0	0
Conversion of convertible notes payable, shares				1,525,583
Conversion of convertible notes payable, amount	1,932,365		0	$ 1,526	1,930,839	0	0
Conversion of convertible notes payable - related parties, shares				388,775
Conversion of convertible notes payable - related parties, amount	4,277		0	$ 389	3,888	0	0
Settlement of derivative liabilities	22,511,164		0	0	22,511,164	0	0
Net loss	(24,526,886)		$ 0	$ 0	0	0	(24,526,886)
Balance, shares at Apr. 30, 2021			1,000	3,251,641				3,251,641
Balance, amount at Apr. 30, 2021	(5,770,041)		$ 1	$ 3,252	62,201,528	9,871	(67,984,693)	$ 3,252
Balance, shares at Jul. 31, 2020		1,000						1,335,283
Balance, amount at Jul. 31, 2020	(5,321,441)	$ 1			37,721,639	9,871	(43,054,287)	$ 1,335
Settlement of derivative liabilities	18,612	0			18,612	0	0	$ 0
Net loss	(308,768)	0			0	0	(308,768)
Shares issued for conversion of convertible notes payable and accrued interest, shares								85,828
Shares issued for conversion of convertible notes payable and accrued interest, amount	56,680	$ 0			56,594	0	0	$ 86
Balance, shares at Oct. 31, 2020		1,000						1,421,111
Balance, amount at Oct. 31, 2020	(5,554,917)	$ 1			37,796,845	9,871	(43,363,055)	$ 1,421
Balance, shares at Apr. 30, 2021			1,000	3,251,641				3,251,641
Balance, amount at Apr. 30, 2021	(5,770,041)		$ 1	$ 3,252	62,201,528	9,871	(67,984,693)	$ 3,252
Net loss	2,291,291		0		0		2,291,291
Shares issued for conversion of convertible notes payable and accrued interest, shares								11,814
Shares issued for conversion of convertible notes payable and accrued interest, amount	42,531		0		42,520	0	0	$ 11
Shares issued with prefunded warrants for cash, shares								170,000
Shares issued with prefunded warrants for cash, amount	3,000,000		0		2,999,830	0	0	$ 170
Shares issued for reverse stock split, shares								17,754
Shares issued for reverse stock split, amount	0		0		(18)	0	0	$ 18
Shares issued for the exercise of prefunded warrants, shares								250,000
Shares issued for the exercise of prefunded warrants, amount	0		0		(250)	0	0	$ 250
Offering costs	(349,150)		$ 0		(349,150)	0	0
Balance, shares at Jul. 31, 2021			1,000					3,701,209
Balance, amount at Jul. 31, 2021	(785,369)		$ 1		64,894,460	9,871	(65,693,402)	$ 3,701
Balance, shares at Apr. 30, 2021			1,000	3,251,641				3,251,641
Balance, amount at Apr. 30, 2021	(5,770,041)		$ 1	$ 3,252	62,201,528	9,871	(67,984,693)	$ 3,252
Settlement of derivative liabilities	0
Net loss	1,139,407
Balance, shares at Oct. 31, 2021			1,000					17,820,362
Balance, amount at Oct. 31, 2021	(1,750,358)		$ 1		65,067,236	9,871	(66,845,286)	$ 17,820
Balance, shares at Jul. 31, 2021			1,000					3,701,209
Balance, amount at Jul. 31, 2021	(785,369)		$ 1		64,894,460	9,871	(65,693,402)	$ 3,701
Net loss	(1,151,884)		0		0		(1,151,884)
Shares issued for conversion of convertible notes payable and accrued interest, shares								6,817,224
Shares issued for conversion of convertible notes payable and accrued interest, amount	74,989		0		68,172	0	0	$ 6,817
Shares issued for the exercise of prefunded warrants, shares								880,000
Shares issued for the exercise of prefunded warrants, amount	0		$ 0		(880)	0	0	$ 880
Shares issued for conversion of convertible notes payable and accrued interest, amount	111,906	$ 0			105,484	0	0	$ 6,422
Shares issued for conversion of convertible notes payable and accrued interest, shares								6,421,929
Balance, shares at Oct. 31, 2021			1,000					17,820,362
Balance, amount at Oct. 31, 2021	$ (1,750,358)		$ 1		$ 65,067,236	$ 9,871	$ (66,845,286)	$ 17,820